Segmented Information (Tables)	12 Months Ended
Jan. 31, 2024
Segmented Information.
Schedule of disaggregated revenue information by geographic location of customer and revenue

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Revenues
United States	382,176	307,102	242,086
Europe, Middle-East and Africa	137,164	126,942	128,990
Canada	35,422	34,547	36,116
Asia Pacific	18,169	17,423	17,498
	572,931	486,014	424,690

Schedule of segment reporting information, by segment

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Revenues
License	5,326	8,385	5,060
Services	520,930	435,734	378,494
Professional services and other	46,675	41,895	41,136
	572,931	486,014	424,690

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	January 31,	January 31,
	2024	2023
Total long-lived assets
United States	178,843	138,007
Europe, Middle-East and Africa	26,298	32,921
Canada	47,072	63,414
Asia Pacific	10,386	6,900
	262,599	241,242